COMMITMENTS AND CONTINGENCIES - Contingencies (Details) $ in Millions	12 Months Ended	36 Months Ended
	Dec. 31, 2010 item	Dec. 31, 2019 USD ($)
Class Action Lawsuits Filed in New York
Contingencies
Number of subpoenas	2
Number of lawsuits filed	6
Countervailing and anti-dumping duties investigation
Contingencies
Period of sunset reviews		5 years
First Administrative Review of Solar 2
Contingencies
Amount of provision reversed | $		$ 52.3